Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2021	2020
	$’000	$'000

Cash at bank	916,488	585,416
Cash and cash equivalents	916,488	585,416

Schedule of credit risk with banking partners

	2021	2020
	$’000	$'000

Cash and cash equivalents
AAA (F1+)	127,781	15,413
AA+	—	9,407
AA	—	115,810
A+	—	30,576
A (F1)	628,033	216,700
A-	—	25,559
BBB+	—	6,349
BBB	3,143	—
BBB-	162	25
BB	—	6,663
BB-	—	18,469
B+	—	2,809
B	157,277	46,757
B-	—	90,564
C	67	—
Not rated	25	315
	916,488	585,416